Risk Management and Report (Details) CLF in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CLF
Risk Management and Report [Line Items]
Credit committee amount (in Unidad de Fomento) | CLF			CLF 750,000
Maximum exposure to credit risk does not exceed in percentage	10.00%	10.00%	10.00%
Number of collateral assets	255,927	248,807	248,807
Value of guarantees, classified as impaired	$ 190,093	$ 183,021
Value of guarantees, classified as non-impaired	545,626	521,142
Assets received in lieu of payment	$ 42,778	44,876
Percentage of renegotiated portfolio of Banco de Chile on total loans	3.04%
Description of liquidity coverage ratio	the regulatory entities have introduced other metrics that the Bank uses in its management, such as the Liquidity Coverage Ratio (“LCR”) and Net Stable Financing Ratio (“NSFR”), using assumptions similar to those used in the international banking. For the first, the minimum level required is 1 time (100%) of the LCR indicator, where as for the second the limit requirement is 0.9 times (90%) of the NSFR indicator.
Observed rates	99.00%
Maximum potential loss impact on the trading book	$ 19,918
Potential impacts on equity accounts	129,021
Consolidated Currency Three [Member]
Risk Management and Report [Line Items]
Bank available margin amount	3,257,948,417,020
Consolidated Currency Four [Member]
Risk Management and Report [Line Items]
Bank available margin amount	$ 4,059,117,550,856
Pre-Settlement Exposure Factor [Member]
Risk Management and Report [Line Items]
Maximum exposure to credit risk does not exceed in percentage	95.00%
Confidence level 1 [Member]
Risk Management and Report [Line Items]
Observed rates	99.00%
Financial assets held for trading at fair value through profit or loss [Member] | Forward contract [Member] | France [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	$ 70,734	28,892
Financial assets held for trading at fair value through profit or loss [Member] | Forward contract [Member] | Switzerland [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	4	765
Financial assets held for trading at fair value through profit or loss [Member] | Forward contract [Member] | Spain [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others		2,313
Financial assets held for trading at fair value through profit or loss [Member] | Forward contract [Member] | Belgium [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others		59
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [Member] | France [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	38,116	43,194
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [Member] | Spain [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	26,711	31,437
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [Member] | Canada [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	46,840	92,761
Financial Assets at fair value through other comprehensive income [Member] | Switzerland [Member]
Risk Management and Report [Line Items]
Others		24,665
Financial Assets at fair value through other comprehensive income [Member] | China [Member]
Risk Management and Report [Line Items]
Others	122,586	32,260
Financial Assets at fair value through other comprehensive income [Member] | South Korea [Member]
Risk Management and Report [Line Items]
Others	6,794
Financial Assets at fair value through other comprehensive income [Member] | Peru [Member]
Risk Management and Report [Line Items]
Others	473
Financial Assets at fair value through other comprehensive income [Member] | Netherland [Member]
Risk Management and Report [Line Items]
Others	36,303	26,931
Financial Assets at fair value through other comprehensive income [Member] | SINGAPORE
Risk Management and Report [Line Items]
Others	21,658	$ 14,614
Financial Assets at fair value through other comprehensive income [Member] | India [Member]
Risk Management and Report [Line Items]
Others	$ 2,557